Shareholder Report, Holdings (Details) - Berkshire Focus Fund	Dec. 31, 2024
NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	14.11%
Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.91%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	6.34%
Taiwan Semiconductor Mfg. Co. Ltd. – ADR
Holdings [Line Items]
Percent of Total Investments	6.03%
Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.02%
Astera Labs, Inc.
Holdings [Line Items]
Percent of Total Investments	5.82%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	4.77%
Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
AppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.17%
Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.91%
Semiconductors
Holdings [Line Items]
Percent of Total Investments	29.21%
Business Software & Services
Holdings [Line Items]
Percent of Total Investments	14.87%
Communication Equipment
Holdings [Line Items]
Percent of Total Investments	13.93%
Internet Services
Holdings [Line Items]
Percent of Total Investments	9.40%
Internet Social Media
Holdings [Line Items]
Percent of Total Investments	7.79%
IT Financial Services
Holdings [Line Items]
Percent of Total Investments	7.37%
Automobile Manufacturers
Holdings [Line Items]
Percent of Total Investments	6.91%
Capital Markets
Holdings [Line Items]
Percent of Total Investments	4.70%
Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	3.01%
Cybersecurity Equipment & Services
Holdings [Line Items]
Percent of Total Investments	2.94%
Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	0.01%